Other non-current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other non current assets [line items]
Total	€ 7,519	€ 4,093	[1]	€ 3,594
Other non current assets [member]
Other non current assets [line items]
Tax credits	4,044	3,381		3,015
Guarantees and deposits	447	528		415
Non-current receivable on joint venture				138
Loan to Link3D incl capitalized interest	2,249
LT deferred charges	741
Other	38	184		27
Total	€ 7,519	€ 4,093		€ 3,595

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.